Income Tax and Deferred Taxes - Components of Income Tax (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Current income tax	$ 28,269,648	$ (155,196,656)	$ (54,904,679)
Adjustments to current tax from the previous period	(773,163)	3,694,656	(2,251,167)
Current tax (expenses) / benefit (related to cash flow hedges)	(109,882,227)	72,354,119	(36,172,878)
Other current tax benefit / (expense)		(98,646)	(1,197,052)
Current tax expense, net	(82,385,742)	(79,246,527)	(94,525,776)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	67,247,084	160,551,634	33,297,872
Total deferred tax benefit / (expense)	67,247,084	160,551,634	33,297,872
Income tax benefit (expense)	$ (15,138,658)	$ 81,305,107	$ (61,227,904)